2 Regulatory framework (Details Narrative) - ARS ($) $ in Millions		12 Months Ended
	Jan. 14, 2021	Dec. 31, 2020	Dec. 31, 2019
RegulatoryFrameworkLineItems [Line Items]
Term of concession		95 years
Additional term of concession		10 years
Other accumulate amount excluding interest		$ 20,939
Description of system of payment for the service		the prohibition against the interruption of the service due to non-payment of up to seven bills (universe of customers mentioned in the preceding paragraph), may pay their unpaid bills for the electricity distribution service in up to 30 monthly, equal and consecutive installments with an interest rate to be determined by the application authority, with the first installment maturing on December 31, 2020.
Description of suspend payment or make partial payments		suffered a reduction of at least 50% in their demand for power, may either suspend payment or make partial payments on account of the contracted power under electricity supply contracts, until 70% of the demand is recovered, maintaining the obligation to pay the other charges.
Regularization of payment obligations			$ 23,270
Concession area amounted		$ 2,126
Non-adjusting events after reporting period [member]
RegulatoryFrameworkLineItems [Line Items]
Description of disbursement payments	On January 14, 2021, the Company received the first disbursement for $ 1,500 million; the second disbursement for $ 500 million is expected to be received in the first quarter of 2021; the third disbursement for $ 500 million in the second quarter of 2021;
T1 (small demand segment) [member]
RegulatoryFrameworkLineItems [Line Items]
Cumulative amount pending collection		$ 552
Wholesale Electricity Market ("MEM") [member] | Loans (mutuum) with CAMMESA [member]
RegulatoryFrameworkLineItems [Line Items]
Description of consumption of energy, power, interest and/or penalties		accordance with the conditions to be set out by the application authority, which may provide for credits equivalent to up to five times the monthly average bill or to sixty-six percent of the existing debt, whereas the remaining debt is to be paid in up to sixty monthly installments, with a grace period of up to six months, and at the rate in effect in the MEM, reduced by fifty percent.
PESA [member]
RegulatoryFrameworkLineItems [Line Items]
Share capital percentag		51.00%